Share-based Payments - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2015	Dec. 31, 2024 USD ($) shares simulation pence $ / shares	Dec. 31, 2024 USD ($) pence £ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) £ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 £ / shares
Share-based Payments Table [Line Items]
Share-based payment expense			$ 22,850		$ 4,415		$ 14,699
Number of share options granted in share-based payment arrangement (in shares) | shares			2,665,875		3,120,975		8,881,000
Number of common shares redeemable from each RSU (in shares) | shares			1
Liability for share-based awards			$ 1,861	$ 1,861	$ 3,501	$ 3,501
Share price at grant date | $ / shares			$ 1.18		$ 1.37		$ 1.15
Number of share options exercised (in dollars per share) | shares			412,729		534,034		577,022
2023 Performance Share Plan
Share-based Payments Table [Line Items]
Share-based payment arrangements, percentage of common shares outstanding		0.10
Share-based awards expiration period			5 years
2015 Performance Share Plan
Share-based Payments Table [Line Items]
Share-based payment arrangements, percentage of common shares outstanding	0.10
Performance share plan
Share-based Payments Table [Line Items]
Number of share options granted in share-based payment arrangement (in shares) | shares			29,940,832
Performance, market and service based RSU
Share-based Payments Table [Line Items]
Award settlement, price per share | pence			1	1
Performance, market and service based RSU | Minimum
Share-based Payments Table [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			1 year
Performance, market and service based RSU | Maximum
Share-based Payments Table [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			3 years
Performance based RSU
Share-based Payments Table [Line Items]
Number of simulations | simulation			100,000
Total RSUs
Share-based Payments Table [Line Items]
Share-based payment expense			$ 4,388		$ 827		$ 1,637
Expense (income) in respect of RSU liability award			909		402		1,131
Liability for share-based awards			3,736	$ 3,736	4,782	4,782
Current liabilities from share based payment transactions			1,875	1,875	(1,281)	(1,281)
Liability for share-based awards			1,861	1,861	3,501	3,501
Liabilities from share based payment transactions, performance and market conditions met			1,875	$ 1,875	1,281	$ 1,281
Stock options
Share-based Payments Table [Line Items]
Share-based payment expense			1,092		3,310		8,351
Share price at grant date | £ / shares				$ 1.87		$ 2.22		£ 2.04
Stock incentive plan | All Subsidiaries
Share-based Payments Table [Line Items]
Share-based payment expense			$ 17,372		$ 277		$ 4,711